Short term loans (Details 1) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Short term loans
Short term loans, begin	$ 1,630	$ 3,457
Repaid in period	(1,646)	(1,879)
Interest accretion	16	52
Short term loans, end	$ 0	$ 1,630